Note 16 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	(in thousands)
2021	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$150,784	$-	$150,784
Mortgage-backed	-	152,570	-	152,570
U.S. Government agencies	-	2,483	-	2,483
Other	1,803	2	-	1,805
Mortgage servicing rights	-	-	1,868	1,868
Total recurring	$1,803	$305,839	$1,868	$309,510

Nonrecurring:
Impaired Loans	-	-	-	-
	(in thousands)
2020	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$99,805	$-	$99,805
Mortgage-backed	-	93,611	-	93,611
Other	1,162	2	-	1,164
Mortgage servicing rights	-	-	1,132	1,132
Total recurring	$1,162	$193,418	$1,132	$195,712

Nonrecurring:
Impaired Loans	$-	$-	$1,463	$1,463

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	(in thousands)
Mortgage Servicing Rights	2021	2020	2019
Balance at beginning of year	$1,132	$1,061	$1,313
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	628	690	192
Disposals – amortization based on loan payments and payoffs	(187)	(326)	(186)
Changes in fair value	295	(293)	(258)
Balance at end of year	$1,868	$1,132	$1,061